Related Party Transactions - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction Due From To Related Party [Line Items]
Transmission revenues			1,529	1,482
Distribution revenues from electricity supply to remote northern communities	51	53	4,484	4,184
Amount of power purchased			3,020	2,774
Annual fee to the OEFC for indemnification against adverse claims			5
Businesses transferred date			Apr. 01, 1999
Fair value of Floating-Rate Notes				251
Floating-Rate Notes [Member]
Related Party Transaction Due From To Related Party [Line Items]
Fair value of Floating-Rate Notes			251	251
Carrying value of Floating-Rate Notes			250
IESO [Member]
Related Party Transaction Due From To Related Party [Line Items]
Transmission revenues			1,509	1,474
Distribution revenues for rural rate protection			127	127
Distribution revenues from electricity supply to remote northern communities			33	28
Amount of power purchased			2,477	2,392
OPG [Member]
Related Party Transaction Due From To Related Party [Line Items]
Amount of power purchased			15	10
Costs related to purchase of services with respect to service level agreements			1	2
Revenues with respect to service level agreements			9	10
OEFC [Member]
Related Party Transaction Due From To Related Party [Line Items]
Amount of power purchased			8	7
Amount paid by OEFC with respect to business transferred			10
OEB [Member]
Related Party Transaction Due From To Related Party [Line Items]
Costs related to purchase of services with respect to service level agreements			12	11
OPA [Member]
Related Party Transaction Due From To Related Party [Line Items]
Funding received for program costs, incentives and management fees			34	39